Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Lease commitments	$ 421
Less than 1 year [Member]
Lease commitments	106
1 - 3 years [Member]
Lease commitments	315
3-5 years [Member]
Lease commitments	0
More than 5 years [Member]
Lease commitments	$ 0